CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (USD $)	Total	General Partner	Limited Partners
PARTNERS' CAPITAL at Dec. 31, 2008	$ 228,085,926	$ 3,098,146	$ 224,987,780
PARTNERS' CAPITAL (in units) at Dec. 31, 2008		164,471,111
Increase (Decrease) in Partners' Capital
Additions	104,949,318		104,949,318
Additions (in units)		94,354,648
Net income (loss)	(20,910,094)	(251,449)	(20,658,645)
Redemptions	(36,362,232)		(36,362,232)
Redemptions (in units)		(29,674,889)
PARTNERS' CAPITAL at Dec. 31, 2009	275,762,918	2,846,697	272,916,221
PARTNERS' CAPITAL (in units) at Dec. 31, 2009		229,150,870
Increase (Decrease) in Partners' Capital
Additions	136,412,045	774,999	135,637,046
Additions (in units)		128,395,779
Net income (loss)	8,330,442	83,654	8,246,788
Redemptions	(45,109,692)		(45,109,692)
Redemptions (in units)		(40,167,145)
PARTNERS' CAPITAL at Dec. 31, 2010	375,395,713	3,705,350	371,690,363
PARTNERS' CAPITAL (in units) at Dec. 31, 2010		317,379,504
Increase (Decrease) in Partners' Capital
Additions	93,030,629	299,999	92,730,630
Additions (in units)		86,726,971
Net income (loss)	(17,192,390)	(169,142)	(17,023,248)
Redemptions	(55,423,986)		(55,423,986)
Redemptions (in units)		(50,243,572)
PARTNERS' CAPITAL at Dec. 31, 2011	$ 395,809,966	$ 3,836,207	$ 391,973,759
PARTNERS' CAPITAL (in units) at Dec. 31, 2011		353,862,903